Related Parties	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Related Parties [Line Items]
RELATED PARTIES

3)      RELATED PARTY TRANSACTIONS

During the period ending March 31, 2025, the Company had transactions with its parent entity, VEON Amsterdam B.V., representing issuance of share capital (refer Note 4).

There were no other related party transactions entered into during the period March 7, 2025 (inception) through March 31, 2025.

11     RELATED PARTIES

The immediate parent and the ultimate controlling shareholder of the Company are VEON Amsterdam B.V. and VEON Ltd., respectively.

Related parties, as defined by IAS 24, are natural persons or companies that can be influenced by Kyivstar Group Ltd., that can exert an influence on the Company or that are under the influence of another related party of the Company. Transactions with related parties were conducted at arm’s length.

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the nine-month period ended September 30:

	2025			2024
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control
Service costs	—	(15)	—	—	(5)
Selling, general and administrative expenses	—	—	(1)	—	—
Finance costs	(3)	(32)	—	(1)	(28)
Depreciation charge of right-of-use asset	—	(26)	—	—	(21)
Other operating income	—	2	—	—	1
Other operating expenses	(36)	—	—	(3)	(1)
Finance income	14	—	—	16	—
Total	(25)	(71)	(1)	12	(54)

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the three-month period ended September 30:

	2025			2024
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control
Service costs	—	(8)	—	—	—
Selling, general and administrative expenses	—	—	(1)	—	—
Finance costs	(2)	(2)	—	(1)	(10)
Depreciation charge of right-of-use asset	—	(1)	—	—	(7)
Other operating income	—	1	—	—	1
Other operating expenses	(14)	—	—	(1)	1
Finance income	6	—	—	6	—
Total	(10)	(10)	(1)	4	(15)

The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	September 30, 2025		December 31, 2024
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control
Right-of-use assets – LLC “Ukraine Tower Company”	—	199	—	169
Financial assets – VEON Amsterdam B.V.	—	—	363	—
Indemnity receivable from VEON Amsterdam B.V.	39	—	—	—
Other receivables from VEON Amsterdam B.V.	9	—	—	—
Financial assets – VEON Ltd.	—	—	8	—
	48	199	371	169

Trade and other payables – LLC “Ukraine Tower Company”	—	(7)	—	(6)
Trade and other payables – VEON Ltd.	(14)	—	(8)	—
Lease liabilities – LLC “Ukraine Tower Company”	—	(234)	—	(195)
Loan Note Payable – VEON Amsterdam B.V.	(56)	—	—	—
Financial liabilities payable to LLC “Ukraine Tower Company”	—	(5)	—	—
Other current liabilities – VEON Ltd.	(28)	—	—	—
	(98)	(246)	(8)	(201)

VEON Holdings B.V. [Member]
Related Parties [Line Items]
RELATED PARTIES

17          RELATED PARTIES

The immediate parent and ultimate controlling shareholder of the Company are, respectively, VEON Amsterdam and VEON Ltd.

Related parties as defined by IAS 24 are natural persons or companies that can be influenced by VEON Holdings, that can exert an influence on VEON Holdings or that are under the influence of another related party of VEON Holdings. Transactions with related parties were conducted at arm’s length.

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the years ended December 31:

	2024		2023
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control
Cost of materials, traffic charges and other direct costs	—	(7)	—	(6)
Finance costs	(1)	(35)	—	(34)
Depreciation charge of right-of-use asset	—	(27)	—	(27)
Other operating income	—	1	—	1
Other operating expenses	(21)	(1)	(8)	(2)
Other income	—	22	—	21
Total	(22)	(47)	(8)	(47)

The following table provides the total balance of accounts with related parties and their affiliates at December 31:

	2024		2023
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control
Trade and other receivables
LLC “Ukraine Tower Company”	—	—	—	11
Right-of-use assets – LLC “Ukraine Tower Company”	—	169	—	167
Financial assets
VEON Amsterdam B.V.	363	—	343	—
VEON Ltd.	8	—	—	—
	371	169	343	178

Trade and other payables
LLC “Ukraine Tower Company”	—	(6)	—	(5)
VEON Wholesale Services B.V.	—	—	—	(4)
VEON Ltd.	(8)	—	(14)	—
Others	—	—	—	(1)
Lease liabilities – LLC “Ukraine Tower Company”	—	(195)	—	(184)
Financial liabilities payable to LLC “VimpelCom Global Services Ukraine”	—	—	—	(4)
Other current liabilities
LLC “Ukraine Tower Company”	—	—	—	(1)
	(8)	(201)	(14)	(199)

Transactions with related parties were on contractual terms.

Terms and conditions of transactions with related parties

Outstanding balances with related parties at the year-end are unsecured and settlement occurs in cash. Outstanding balances with related parties are interest free. There have been no financial guarantees issued in favor of the Group or received to/from any related party. For the year ended December 31, 2024 and 2023, the Group has not recorded any significant impairment of receivables due from the related parties.

Revenues and trade receivables

In 2024 the Group provided to foreign telecom operators, being the Wider VEON Group’s entities under common control, interconnection, roaming and access to network services in the total amount of US$0.03 (2023: US$0.4). The related trade receivables as of December 31, 2024 and 2023 due from entities under common control are non-interest bearing, unsecured and are settled in the normal course of business.

Reimbursable short-term loans provided

In June 2022, the Group received short-term loans from the entity under common control LLC “VimpelCom Global Services Ukraine” in the amount of US$4. As of December 31, 2023 the amount of short-term loans was US$4. The full amount was settled in 2024.

Cost of materials, traffic charges and other direct costs and trade payables

Cost of materials, traffic charges and other direct costs included access to network, roaming and interconnection services, provided by entities under common control and other related parties. Trade payables to entities under common control and other related parties comprise amounts due for access to network, roaming and interconnection services. Trade payables to related parties are non-interest bearing and are settled in the normal course of business.

Other operating expenses included consultancy fees and external personnel provided by the ultimate parent and entities under common control.

Right-of-use assets as of December 31, 2024 and 2023 relate to the sale of the passive infrastructure of sites to entities under common control in 2021 and the lease-back of those sites.

COMPENSATION TO DIRECTORS AND SENIOR MANAGERS

As VEON Holdings B.V. and Kyivstar are part of the Wider VEON Group, their operations are managed by Wider VEON Group Executive Committee (GEC) which includes the Group Chief Executive Officer, Group Chief Financial Officer and Group General Council of Wider VEON Group. Consequently, the Company considers the Wider VEON Group’s GEC, Kyivstar’s Chief Executive Officer and Kyivstar’s Chief Financial Officer to be the key management personnel, as defined by IAS 24, Related Party Disclosures and finds it appropriate to disclose the compensation of the key management.

The total key management remuneration for the year ended December 31, 2024 relating to GEC and Kyivstar’s key executives amounted to US$3 and US$5 (2023: US$3 and US$4), respectively.

The management fee and the allocation may not be indicative of the expenses related to management remuneration that will incur in the following financial years.

Under VEON Ltd.’s bye-laws, the Board of Directors of VEON Ltd. established a Remuneration and Governance Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the VEON’s directors, officers and employees and for supervising the administration of the VEON’s equity incentive plans and other compensation and incentive programs.

Base salary includes any holiday allowances and acting allowances in cash pursuant to the terms of an individual’s employment agreement. Annual incentive expense includes amounts accrued under the cash portion of the short-term incentive in respect of performance during the current year, as well as any special recognition, performance and/or transaction bonuses. Other short-term employee benefits include certain allowances (for example, pension allowance, car allowance, etc.), special awards, and support (for example, relocation support).

ACCOUNTING POLICIES

Short-term benefits are expensed in the period when services are received.